Intangible Assets (Details 2) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2018 (6 months)	$ 5,061
2019	4,217
Net Balance	$ 9,278	$ 14,584	$ 308,353